Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information
16.	Supplemental Cash Flow Information

a)	The changes in non-cash working capital items related to operating activities for the years ended December 31, 2012, 2011, and 2010 are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	$	$	$
Accounts receivable	(8,750)	(13,788)	13,189
Prepaid expenses and other assets	6,075	(6,139)	5,680
Accounts payable and accrued liabilities	35	(8,716)	23,526
Advances (to) from affiliate	(14,807)	17,347	(7,931)

	(17,447)	(11,296)	34,464

b)	Cash interest paid (including interest paid by the Dropdown Predecessor and realized losses on interest rate swaps) during the years ended December 31, 2012, 2011, and 2010 totaled $102.1 million, $91.1 million, and $80.5 million, respectively.

c)	Taxes paid (including taxes paid by the Dropdown Predecessor) during the years ended December 31, 2012, 2011, and 2010 totaled $5.7 million, $4.8 million and $1.1 million, respectively.

d)	The Partnership’s consolidated statement of cash flows for the years ended December 31, 2011 and 2010 reflect the Dropdown Predecessors as if the Partnership had acquired the Dropdown Predecessor when the vessels began operations under the ownership of Teekay Corporation. For non-cash changes related to the Dropdown Predecessors, see note 12.

e)	The contribution from the non-controlling interest owner described in note 15b has been treated as a non-cash transaction in the Partnership’s consolidated statement of cash flows.

f)	The cash portion of the purchase price of vessels acquired from Teekay Corporation is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	$	$	$
Peary Spirit (note 12f)	—	(37,729)	—
Scott Spirit (note 12i)	—	(22,954)	—
Falcon Spirit (net of cash acquired of $2.8 million) (note 12b)	—	—	(14,099)
Rio das Ostras (net of cash acquired of $17.7 million) (note 12c)	—	—	(58,721)
Amundsen Spirit (note 12d)	—	—	(17,671)
Nansen Spirit (note 12e)	—	—	(16,560)

	—	(60,683)	(107,051)

g)	Contribution (distribution) of capital from (to) Teekay Corporation to (from) the Dropdown Predecessor is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	$	$	$
Relating to Scott Spirit (note 12i)	—	2,305	—
Relating to Falcon Spirit (note 12b)	—	—	3,608
Relating to Rio das Ostras (note 12c)	—	—	(2,791)
Relating to Amundsen Spirit (note 12d)	—	—	3,496

	—	2,305	4,313